SCHEDULE OF FINANCE LEASE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Finance lease assets	$ 267,284	$ 267,284	$ 267,284
Accumulated depreciation	(231,156)	(192,928)	(87,337)
Finance lease assets, net of accumulated depreciation	$ 36,128	$ 74,356	$ 179,947